                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JGE Capital Management, LLC
Address:   101 California Street, Suite 4050
           San Francisco, CA 94111

Form 13F File Number: 28-11971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl M. Thompson
Title:   Chief Operating Officer
Phone:   415-675-3200

Signature, Place, and Date of Signing:

/s/ Cheryl M. Thompson    San Francisco, CA   November 13, 2006
-----------------------   -----------------   -----------------
Chief Operating Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

1     28-11242               East Peak Partners, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            16

Form 13F Information Table Value Total:       444,743
                                          (thousands)

                           FORM 13F INFORMATION TABLE

                             TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               -------- -------------------- ---------- --- ---- ---------- -------- ---------- ------ ----
AIRCASTLE LTD                COM      G0129K 10 4    8,718    300,000 SH        DEFINED            1  300,000
ALTRIA GROUP INC             COM      022095 10 3   15,310    200,000 SH        DEFINED        1      200,000
ALTRIA GROUP INC             COM      022095 10 3      765     10,000 SH        DEFINED     NONE       10,000
BLACKBAUD INC                COM      09227Q 10 0   40,132  1,825,000 SH        DEFINED        1    1,825,000
BROOKDALE SENIOR LIVING INC. COM      112463 10 4   27,852    600,000 SH        DEFINED        1      600,000
CAPITAL SOURCE, INC.         COM      14055X 10 2   12,910    500,000 SH        DEFINED        1      500,000
CAPITAL SOURCE, INC.         COM      14055X 10 2      258     10,000 SH        DEFINED     NONE       10,000
CROWN CASTLE INT'L CORP      COM      228227 10 4  123,340  3,500,000 SH        DEFINED        1    3,500,000
CROWN CASTLE INT'L CORP      COM      228227 10 4      705     20,000 SH        DEFINED     NONE       20,000
FIRST AMERICAN CORP          COM      318522 30 7   38,106    900,000 SH        DEFINED        1      900,000
FIRST AMERICAN CORP          COM      318522 30 7      847     20,000 SH        DEFINED     NONE       20,000
HEALTHSOUTH CORP             COM      421924 10 1   69,440 14,000,000 SH        DEFINED        1   14,000,000
HEALTHSOUTH CORP             COM      421924 10 1    2,058    415,000 SH        DEFINED     NONE      415,000
HERBALIFE LTD                COM      G4412G 10 1   46,274  1,221,600 SH        DEFINED        1    1,221,600
NETFLIX INC                  COM      64110L 10 6   55,811  2,450,000 SH        DEFINED        1    2,450,000
WEIGHT WATCHERS INTL INC.    COM      948626 10 6    2,217     50,000 SH        DEFINED        1       50,000
                                                   -------
                                                   444,743
                                                   -------